FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2021	Dec. 31, 2020
Non-current assets
Non-current financial assets at fair value through other comprehensive income	¥ 767	¥ 1,525
Current assets
Total financial assets at fair value through other comprehensive income	6,706	10,260
Unlisted equity instruments
Non-current assets
Non-current financial assets at fair value through other comprehensive income	588	1,376
Listed equity instruments
Non-current assets
Non-current financial assets at fair value through other comprehensive income	179	149
Trade accounts receivable and bills receivable
Current assets
Current financial assets at fair value through other comprehensive income	¥ 5,939	¥ 8,735